Wells, Pipelines, Properties, Plant and Equipment, Net - Assets Acquired Through Capital Leases (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of acquisitions and disposals [Line Items]
Assets acquired through capital leases	$ 9,446,108	$ 9,867,883
Gross carrying amount [member]
Disclosure of acquisitions and disposals [Line Items]
Assets acquired through capital leases	11,142,197	11,142,197
Accumulated depreciation and amortization [member]
Disclosure of acquisitions and disposals [Line Items]
Assets acquired through capital leases	$ (1,696,089)	$ (1,274,314)